Cover	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	POS AM
Entity Registrant Name	CONTEXT THERAPEUTICS INC.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 (this “Post-Effective Amendment”) to Context Therapeutics Inc.’s Registration Statement on Form S-1 (File No. 333-261599) (the “Registration Statement”), as declared effective by the Securities and Exchange Commission (the “SEC”) on December 16, 2021 is being filed in order to (i) include the information contained in the Registrant’s Annual Report on Form 10-K for the fiscal year ended December 31, 2021 that was filed with the SEC on March 23, 2022, (ii) include the information contained in the Registrant’s Proxy Statement filed April 4, 2022, and (iii) make certain other updates to the Registration Statement.The information included in this filing updates the Registration Statement and prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement.On April 23, 2021, we completed a reverse triangular merger, resulting in Context Therapeutics Inc. becoming the sole holder of 100% of the membership interests in Context Therapeutics LLC, and which resulted in all of the common units, preferred units and all options, warrants or other rights to purchase common or preferred units of Context Therapeutics LLC converting into common stock, preferred stock and all options, warrants or other rights to purchase common or preferred stock of Context Therapeutics Inc. (the “reorganization”).
Entity Central Index Key	0001842952